                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

Morgan Stanley California Tax-Free Income Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Income Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
For the year ended December 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED
DECEMBER 31, 2004

                                                  LEHMAN
                                                 BROTHERS          LIPPER CA
                                                MUNICIPAL     MUNICIPAL DEBT
CLASS A   CLASS B     CLASS C     CLASS D    BOND INDEX(1)     FUNDS INDEX(2)
 4.26%       4.22%       3.61%       4.48%           4.48%              4.62%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Growth in consumer spending and business investment helped the U.S. economy expand at a solid pace in 2004. Even with this positive backdrop, however, fixed income markets were confronted with contradictory economic data. At the beginning of the year, weak employment growth and the possibility of deflation kept interest rates at historically low levels. Market sentiment changed in April, when the release of the March employment report was significantly higher than expected and included upward revisions of previous periods. The bond market also began to focus on the rapid climb in oil prices. These new signals led investors to conclude that the Federal Open Market Committee (the "Fed") would begin to raise rates sooner than had been anticipated.

Beginning in June, the Fed raised short-term interest rates five times over the remainder of the year. This brought the overnight federal funds rate to 2.25 percent, and reversed a portion of the Fed's 13 rate reductions that occurred between January 2001 and June 2003. Despite these actions, a series of soft economic indicators caused yields on intermediate and longer maturity bonds to move lower in the second half.

Against this setting, intermediate and long-term municipal bond yields peaked in June but subsequently trended lower before ending the year with little overall change. In contrast, yields on shorter bonds rose steadily in the second half of the period when the Fed began tightening.

Relative to U.S. Treasuries, municipal bonds outperformed early in the year but then gave ground. The municipal-to-Treasury yield ratio, which gauges relative performance, remained attractive for municipals. As a result, fixed income investors such as insurance companies and hedge funds that normally focus on taxable sectors supported municipals by "crossing over" to purchase bonds.

Municipal underwriting volume of $359 billion in 2004 finished 7 percent below last year's record-setting level. California continued to lead all states with $55 billion in issuance. The state's credit outlook improved during the year, with all three major credit rating agencies upgrading the state's general obligations. This improvement was driven by a series of positive developments including gains in employment, higher tax revenues and the successful issuance of Economic Recovery Bonds to fund past budget deficits.

PERFORMANCE ANALYSIS

Morgan Stanley California Tax-Free Income Fund's Class A, B and C shares underperformed the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index for the 12 months ended December 31, 2004. Its Class D shares underperformed the Lipper peer group and matched the return of the Lehman Index. The Fund's performance in 2004 was driven primarily by its duration* target and quality composition. The Fund's duration during the year was gradually reduced relative to its benchmark in anticipation of rising interest rates. This reduced the Fund's exposure to securities with longer maturities, which were among the best performers in the index.

The Fund also maintained its traditional high quality profile, with more than 90 percent of the bonds in the portfolio rated "A" or higher. During the period, the yield spread between higher and lower quality bonds tightened and lower quality municipal bonds outperformed. The Fund remained well diversified, with 63 individual credits in 14 municipal sectors.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE SECTORS
------------------------------------------------
Water & Sewer                               18.5%
Transportation                              18.1
General Obligation                          15.0
Electric                                     8.3
Hospital                                     7.8
------------------------------------------------
LONG-TERM CREDIT ANALYSIS

------------------------------------------------
Aaa/AAA                                     75.2%
Aa/AA                                        4.0
A/A                                         13.0
Baa/BBB                                      6.2
Ba/BB or less                                1.6

DATA AS OF DECEMBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE SECTORS ARE AS A PERCENTAGE OF NET ASSETS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, CALIFORNIA MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of December 31, 2004

[CHART]

WEIGHTED AVERAGE MATURITY: 15 YEARS

1 - 5         14%
5 - 10         6%
10 - 20       68%
20 - 30       11%
30+ Years      1%

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of December 31, 2004

[CHART]

YEARS BONDS CALLABLE--WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2005(a)       11%
2006           6%
2007           7%
2008          14%
2009           4%
2010           2%
2011          18%
2012          10%
2013           9%
2014           5%
2015+         14%

COST (BOOK) YIELD(b)--WEIGHTED AVERAGE BOOK YIELD: 5.6%

[CHART]

2005(a)      7.0%
2006         6.1%
2007         6.2%
2008         5.3%
2009         5.2%
2010         6.1%
2011         5.1%
2012         5.1%
2013         5.0%
2014         5.2%
2015+        5.8%

(a)  MAY INCLUDE ISSUES CALLABLE IN PREVIOUS YEARS.
(b) COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.0% ON 11% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2005.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B


                     CLASS B@@     LEHMAN(1)     LIPPER(2)
December 31, 1994     $ 10,000     $ 10,000      $ 10,000
December 31, 1995     $ 11,496     $ 11,746      $ 11,840
December 31, 1996     $ 11,855     $ 12,266      $ 12,310
December 31, 1997     $ 12,746     $ 13,393      $ 13,463
December 31, 1998     $ 13,464     $ 14,261      $ 14,291
December 31, 1999     $ 12,926     $ 13,968      $ 13,671
December 31, 2000     $ 14,515     $ 15,600      $ 15,442
December 31, 2001     $ 15,032     $ 16,399      $ 16,046
December 31, 2002     $ 16,254     $ 17,974      $ 17,326
December 31, 2003     $ 16,948     $ 18,929      $ 18,117
December 31, 2004     $ 17,663     $ 19,778      $ 18,955

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2004

                           CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+     CLASS D SHARES++
                          (SINCE 07/28/97)     (SINCE 07/11/84)     (SINCE 07/28/97)    (SINCE 07/28/97)
SYMBOL                              CLFAX                CLFBX                CLFCX               CLFDX
1 YEAR                               4.26%(3)             4.22%(3)             3.61%(3)            4.48%(3)
                                    (0.17)(4)            (0.73)(4)             2.63(4)               --
5 YEARS                              6.56(3)              6.44(3)              5.97(3)             6.75(3)
                                     5.63(4)              6.13(4)              5.97(4)               --
10 YEARS                               --                 5.85(3)                --                  --
                                       --                 5.85(4)                --                  --
SINCE INCEPTION                      4.95(3)              7.19(3)              4.45(3)              5.21(3)
                                     4.34(4)              7.19(4)              4.45(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND
CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST BAA OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

@@   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             BEGINNING               ENDING              EXPENSES PAID
                                                           ACCOUNT VALUE          ACCOUNT VALUE          DURING PERIOD*
                                                          ---------------        ---------------        ---------------
                                                                                                           07/01/04 -
                                                             07/01/04               12/31/04               12/31/04
                                                          ---------------        ---------------        ---------------
CLASS A
Actual (5.10% return)                                     $      1,000.00        $      1,051.00        $          4.49
Hypothetical (5% annual return before expenses)           $      1,000.00        $      1,020.76        $          4.42

CLASS B
Actual (5.10% return)                                     $      1,000.00        $      1,051.00        $          4.07
Hypothetical (5% annual return before expenses)           $      1,000.00        $      1,021.17        $          4.01

CLASS C
Actual (4.73% return)                                     $      1,000.00        $      1,047.30        $          7.05
Hypothetical (5% annual return before expenses)           $      1,000.00        $      1,018.25        $          6.95

CLASS D
Actual (5.22% return)                                     $      1,000.00        $      1,052.20        $          3.20
Hypothetical (5% annual return before expenses)           $      1,000.00        $      1,022.02        $          3.15

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.87%, 0.79%, 1.37% AND 0.62% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                      COUPON     MATURITY
THOUSANDS                                                                       RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
              California Tax-Exempt Municipal Bonds (91.4%)
              GENERAL OBLIGATION (15.0%)
              California,
$   5,000      Ser 1990                                                          7.00 %   08/01/07    $   5,567,050
    5,000      Ser 1990                                                          7.00     08/01/08        5,743,850
    2,000      Veterans Ser AT                                                   9.50     02/01/10        2,581,800
    2,400      Veterans Ser BH (AMT) (FSA)                                       5.40     12/01/16        2,448,288
    2,850      Various Purpose Dtd 04/01/93 (FSA)                                5.50     04/01/19        2,872,857
    5,000      Various Purpose Dtd 04/01/02                                      6.00     04/01/19        5,972,250
   10,000      Various Purpose Ser 1996 (Ambac)                                  5.25     06/01/21       10,423,700
    3,000     Huntington Beach Union High School District,
               Ser 2004 (FSA)                                                    5.00     08/01/27        3,128,670
    5,000     Los Angeles, Ser 2004 A (MBIA)                                     5.00     09/01/24        5,292,400
              Los Angeles Community College District,
    5,000      2001 Ser A (MBIA)                                                 5.50     08/01/20        5,598,900
    5,000      2001 Ser A (MBIA)                                                 5.50     08/01/21        5,598,900
              Los Angeles Unified School District,
    5,000      2003 Ser A (FSA)                                                  5.25     07/01/20        5,481,350
   10,000      1997 Ser B (FGIC)                                                 5.00     07/01/23       10,539,700
    6,500     North Orange County Community College District,
               2002 Ser A (MBIA)                                                5.375     08/01/21        7,184,645
    5,000     Placentia - Yorba Linda United School District,
               2002 Election Ser A (FGIC)                                        5.00     08/01/26        5,196,400
              Puerto Rico,
    8,000      Public Impr Ser 1999                                              4.75     07/01/23        8,104,240
    3,000      Public Impr Ser 1999 (Secondary MBIA)                            4.875     07/01/23        3,086,760
---------                                                                                             -------------
   87,750                                                                                                94,821,760
---------                                                                                             -------------

              EDUCATIONAL FACILITIES REVENUE (1.7%)
    5,000     California Educational Facilities Authority, University
               of San Diego Ser 1998 (Ambac)                                     5.00     10/01/22        5,294,000
    5,000     University California, Ser 2003 Q (FSA)                            5.00     09/01/24        5,236,900
---------                                                                                             -------------
   10,000                                                                                                10,530,900
---------                                                                                             -------------

              ELECTRIC REVENUE (8.3%)
   10,000     California Department of Water Resources,
               Power Supply Ser 2002 A                                          5.375     05/01/21       10,814,700
   25,000     Los Angeles Department of Water & Power, 2001 Ser A (FSA)          5.25     07/01/22       27,189,000
              Southern California Public Power Authority,
    3,500      Mead-Adelanto 1994 A (Ambac)                                      8.52++   07/01/15        4,308,745
    2,500      Mead-Phoenix 1994 Ser A (Ambac)                                   8.52++   07/01/15        3,077,675

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                      COUPON     MATURITY
THOUSANDS                                                                       RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
$   1,750      Transmission Refg Ser 1988 (FGIC)                                 0.00 %   07/01/06    $   1,690,360
    2,750      Transmission Refg Ser 2002 A (FSA)                                5.25     07/01/18        3,022,222
    2,000     Puerto Rico Electric Power Authority, Power Ser II (MBIA)         5.375     07/01/19        2,221,060
---------                                                                                             -------------
   47,500                                                                                                52,323,762
---------                                                                                             -------------

              HOSPITAL REVENUE (7.8%)
    8,000     Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)         5.20     01/01/20        8,551,760
              California Health Facilities Financing Authority,
    3,000      Scripps Memorial Hospitals Ser 1992 A (MBIA)                     6.375     10/01/22        3,029,670
    2,500      Sutter/CHS Ser 1996 A (MBIA)                                     5.875     08/15/16        2,683,650
    5,000     California Infrastructure & Economic
               Development Bank, Kaiser Assistance Ser 2001 A                    5.55     08/01/31        5,242,400
    1,805     California Statewide Communities Development Authority,
               Cedars-Sinai Medical Center Ser 1992 COPs                         6.50     08/01/12        2,029,019
   14,000     Duarte, City of Hope National Medical Center Ser 1999 A COPs       5.25     04/01/19       14,301,560
    7,500     Madera County, Valley Children's Hospital
               Ser 1995 COPs (MBIA)                                              6.50     03/15/15        9,078,975
    4,000     Rancho Mirage Joint Powers Financing Authority,
               Eisenhower Medical Center Ser 1997 A COPs (MBIA)                  5.25     07/01/17        4,320,320
---------                                                                                             -------------
   45,805                                                                                                49,237,354
---------                                                                                             -------------

              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.5%)
              California Pollution Control Financing Authority,
    5,000      San Diego Gas & Electric Co 1996 Ser A                            5.90     06/01/14        5,606,500
   10,000      Southern California Edison Co 1992 Ser B (AMT)                    6.40     12/01/24       10,024,600
---------                                                                                             -------------
   15,000                                                                                                15,631,100
---------                                                                                             -------------
              MORTGAGE REVENUE - MULTI-FAMILY (0.3%)
              California Housing Finance Agency, Rental II
    2,000      1992 Ser B                                                        6.70     08/01/15        2,003,020
---------                                                                                             -------------

              MORTGAGE REVENUE - SINGLE FAMILY (0.3%)
    1,125     California Housing Finance Agency, 1995
               Ser B-2 (AMT)                                                     6.30     08/01/24        1,158,907
              California Rural Home Financing Authority,
      390      Home 1997 Ser D-CL 5 (AMT)                                        6.70     05/01/29          392,239
      340      1997 Ser A-2 (AMT)                                                7.00     09/01/29          342,951
      205      Home 1998 Ser A (AMT)                                             6.35     12/01/29          208,653
---------                                                                                             -------------
    2,060                                                                                                 2,102,750
---------                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                      COUPON     MATURITY
THOUSANDS                                                                       RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
              PUBLIC FACILITIES REVENUE (4.6%)
$   4,000     Anaheim Public Financing Authority, 1997 Ser C (FSA)               6.00 %   09/01/16    $   4,790,240
              California Public Works Board,
    5,000      Department of Corrections 2004 Ser E (XLCA)                       5.00     06/01/18        5,427,800
   10,000      Department of Corrections Refg 1993 Ser A (Ambac)                 5.00     12/01/19       10,929,800
    4,000     Sacramento City Financing Authority, 2002 Ser A (FSA)              5.25     12/01/17        4,421,120
    5,000     Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)         0.00#    07/01/31        3,661,100
---------                                                                                             -------------
   28,000                                                                                                29,230,060
---------                                                                                             -------------

              RECREATIONAL FACILITIES REVENUE (0.5%)
    2,000     California State University, Fresno Event Center Sr Ser 2002       6.00     07/01/26        2,130,520
    1,000     San Diego County, San Diego Natural History
               Museum COPs                                                       5.70     02/01/28          930,430
---------                                                                                             -------------
    3,000                                                                                                 3,060,950
---------                                                                                             -------------

              TAX ALLOCATION REVENUE (6.3%)
    1,500     Fontana Public Finance Authority, Ser 2003 A (Ambac)              5.375     09/01/25        1,628,430
              Long Beach Bond Finance Authority,
    3,205      Downtown North Long Beach 2002 Ser A (Ambac)                     5.375     08/01/19        3,542,999
    2,380      Downtown North Long Beach 2002 Ser A (Ambac)                     5.375     08/01/20        2,625,878
   20,000     Long Beach Financing Authority, Ser 1992 (Ambac)                   6.00     11/01/17       23,686,600
    8,000     San Jose Redevelopment Agency, Ser 1999 (Ambac)                    4.75     08/01/23        8,119,760
---------                                                                                             -------------
   35,085                                                                                                39,603,667
---------                                                                                             -------------

              TRANSPORTATION FACILITIES REVENUE (18.1%)
   10,000     Alameda Corridor Transportation Authority, Sr Lien
               Ser 1999 A (MBIA)                                                 5.25     10/01/21       10,908,200
    4,000     Bay Area Toll Authority, San Francisco Bay Area
               Toll Bridge 2001 Ser D                                            5.00     04/01/18        4,298,440
    3,000     California Infrastructure and Economic Development Bank, Bay
               Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)    5.25     07/01/21        3,286,770
              Foothill/Eastern Transportation Corridor Agency,
    5,000      Toll Road Ser 1999 (MBIA)                                        5.125     01/15/19        5,404,400
   14,000      Toll Road Ser 1999                                                0.00##   01/15/23       11,439,120
              Long Beach,
    5,000      Harbor Refg Ser 1998 A (AMT)(FGIC)                                6.00     05/15/17        5,858,600
    3,000      Harbor Refg Ser 1998 A (AMT)(FGIC)                                6.00     05/15/19        3,529,980
   10,000      Harbor Ser 1995 (AMT)(MBIA)                                       5.25     05/15/25       10,273,200
    5,000     Orange County, Airport Refg Ser 1997 (AMT)(MBIA)                   5.50     07/01/11        5,410,100

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                      COUPON     MATURITY
THOUSANDS                                                                       RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
              Port of Oakland,
$   5,200      Ser 2002 M (FGIC)                                                 5.25%    11/01/19    $   5,708,664
    2,000      Ser 2002 M (FGIC)                                                 5.25     11/01/20        2,180,780
    5,000     San Diego County Regional Transportation
               Commission, Sales Tax 1994 Ser A (FGIC)                           4.75     04/01/08        5,395,200
    5,000     San Francisco Airports Commission, San Francisco
               Int'l Airport Second Ser Refg Issue 27B (FGIC)                   5.125     05/01/26        5,193,950
              San Francisco Bay Area Rapid Transit District,
      795      Sales Tax Ser 1995 (FGIC)                                         5.50     07/01/15          816,099
    9,500      Sales Tax Ser 1998 (Ambac)                                        4.75     07/01/23        9,695,795
              San Joaquin Hills Transportation Corridor Agency,
    6,000      Toll Road Refg Ser 1997 A (MBIA)                                  0.00     01/15/15        3,908,280
   10,000      Toll Road Senior Lien Ser 1993                                    5.00     01/01/33        8,854,900
   10,000     San Jose, Airport Ser 2001 A (FGIC)                                5.00     03/01/25       10,338,400
    2,000     Puerto Rico Highway & Transportation Authority,
               Ser 1998 A                                                        4.75     07/01/38        2,001,980
---------                                                                                             -------------
  114,495                                                                                               114,502,858
---------                                                                                             -------------

              WATER & SEWER REVENUE (18.5%)
   20,000     California Department of Water Resources,
               Central Valley Ser Y (FGIC)                                       5.00     12/01/25       20,959,000
    4,000     Corona Public Financing Authority, Water Ser 1998 (FGIC)           4.75     09/01/23        4,080,360
   10,000     East Bay Municipal Utility District, Water Ser 2001 (MBIA)         5.00     06/01/26       10,340,400
    8,000     Eastern Municipal Water District, Water & Sewer
               Refg Ser 1998 A COPs (FGIC)                                       4.75     07/01/23        8,125,680
    5,000     Los Angeles Department of Water & Power, Water 2001 Ser A         5.125     07/01/41        5,105,200
   20,000     Los Angeles, Wastewater Refg Ser 2003 B (FSA)                      5.00     06/01/22       21,247,800
   10,000     Sacramento Financing Authority, Water & Capital
               Impr 2001 Ser A (Ambac)                                           5.00     12/01/26       10,340,400
    5,000     San Diego County Water Authority, Ser 2004 A (FSA)                 5.00     05/01/29        5,181,450
   10,000     San Diego Public Facilities Authority, Sewer Ser 1993 A            5.25     05/15/20       10,079,100
              San Francisco Public Utilities Commission,
    5,650      Water 2002 Ser A (MBIA)                                           5.00     11/01/20        6,024,482
   10,000      Water 1996 Ser A                                                  5.00     11/01/21       10,279,100
    5,000     West Basin Municipal Water District, Refg Ser 2003 A
               COPs (MBIA)                                                       5.00     08/01/30        5,127,850
---------                                                                                             -------------
  112,650                                                                                               116,890,822
---------                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                      COUPON     MATURITY
THOUSANDS                                                                       RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE (1.7%)
$  10,000     California, Economic Recovery Ser 2004 A                           5.00%    07/01/16    $  10,694,300
---------                                                                                             -------------
              REFUNDED (5.8%)
              Foothill/Eastern Transportation Corridor Agency,
   15,000      Toll Road Sr Lien Ser 1995 A                                      6.00     01/01/07+      16,132,200
    4,000      Toll Road Sr Lien Ser 1995 A                                      0.00###  01/01/10+       4,842,720
    3,195     Metropolitan Water District of Southern California,
               2004 Ser A                                                        5.00     01/01/08+       3,486,672
    6,000     San Diego County Water Authority, Ser 1991 B
               COPs CARs (MBIA)                                                 11.12++   04/27/06+       6,862,380
    5,250     Southern California Public Power Authority,
               Transmission Refg Ser 1988 A (FGIC) (ETM)                         0.00     07/01/06        5,074,860
---------                                                                                             -------------
   33,445                                                                                                36,398,832
---------                                                                                             -------------

              Total California Tax-Exempt Municipal Bonds
  546,790      (COST $533,633,927)                                                                      577,032,135
---------                                                                                             -------------

              Short-Term California Tax-Exempt Municipal Obligations (7.9%)
   19,000     California Department of Water Resources,
               Power Supply Ser 2002 B (Demand 01/03/05)                         2.20*    05/01/22       19,000,000
              Los Angeles Convention & Exhibition Center Authority,
   10,000      Ser 1985 COPs                                                     9.00     12/01/05+      10,628,400
   14,000      Ser 1985 COPs                                                     9.00     12/01/05+      14,879,760
    1,450     Newport Beach, Hoag Memorial/Presbyterian

               Hospital Ser 1992 (Demand 01/03/05)                               2.18*    10/01/22        1,450,000
    1,300     Orange County Sanitation District Ser 2000 A COPs
               (Demand 01/03/05)                                                 2.15*    08/01/30        1,300,000
    2,150     Puerto Rico Electric Power Authority, Power Ser X                  5.50     07/01/05+       2,187,625
---------                                                                                             -------------
              Total Short-Term California Tax-Exempt Municipal Obligations
   47,900      (COST $47,738,479)                                                                        49,445,785
---------                                                                                             -------------

$ 594,690     Total Investments (COST $581,372,406)(a)                                        99.3%     626,477,920
=========
              Other Assets in Excess of Liabilities                                            0.7        4,669,413
                                                                                          --------    -------------
              Net Assets                                                                     100.0%   $ 631,147,333
                                                                                          ========    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
   AMT   ALTERNATIVE MINIMUM TAX.
   CARs  COMPLEMENTARY AUCTION RATE CERTIFICATES.
   COPs  CERTIFICATES OF PARTICIPATION.
   ETM   ESCROWED TO MATURITY.
   *     CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
   #     CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 5.45% ON 07/01/12.
   ##    CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 5.85% ON 07/15/09.
   ###   CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 7.15% ON 01/01/05.
   +     PREREFUNDED TO CALL DATE SHOWN.
   ++ CURRENT COUPON RATE FOR INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SECURITY CHANGES. POSITIONS IN INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS HAVE A TOTAL VALUE OF $14,248,800 WHICH REPRESENTS 2.3% OF NET ASSETS.
   (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $581,228,476. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $45,689,038 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $439,594, RESULTING IN NET UNREALIZED APPRECIATION OF $45,249,444.

BOND INSURANCE:

----------
   Ambac AMBAC ASSURANCE CORPORATION.
   FGIC  FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA   FINANCIAL SECURITY ASSURANCE INC.
   MBIA  MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
   XLCA  XL CAPITAL ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value
 (cost $581,372,406)                                                $   626,477,920
Cash                                                                          2,922
Receivable for:
 Interest                                                                 8,628,594
 Shares of beneficial interest sold                                         169,137
Prepaid expenses and other assets                                            19,741
                                                                    ---------------
    TOTAL ASSETS                                                        635,298,314
                                                                    ---------------
LIABILITIES:
Payable for:
 Dividends and distributions to shareholders                              3,281,196
 Distribution fee                                                           356,307
 Investment advisory fee                                                    248,745
 Shares of beneficial interest redeemed                                      98,801
 Administration fee                                                          42,815
Accrued expenses and other payables                                         123,117
                                                                    ---------------
    TOTAL LIABILITIES                                                     4,150,981
                                                                    ---------------
    NET ASSETS                                                      $   631,147,333
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $   585,888,255
Net unrealized appreciation                                              45,105,514
Accumulated undistributed net
 investment income                                                          429,306
Distributions in excess of net
 realized gain                                                             (275,742)
                                                                    ---------------
    NET ASSETS                                                      $   631,147,333
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $    19,203,113
Shares Outstanding (unlimited
 authorized, $.01 par value)                                              1,541,527
    NET ASSET VALUE PER SHARE                                       $         12.46
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 4.44%
        of net asset value)                                         $         13.01
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $   526,026,336
Shares Outstanding (unlimited
 authorized, $.01 par value)                                             41,999,388
    NET ASSET VALUE PER SHARE                                       $         12.52
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $    27,518,866
Shares Outstanding (unlimited
 authorized, $.01 par value)                                              2,197,257
    NET ASSET VALUE PER SHARE                                       $         12.52
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $    58,399,018
Shares Outstanding (unlimited
 authorized, $.01 par value)                                              4,676,314
    NET ASSET VALUE PER SHARE                                       $         12.49
                                                                    ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                     $    34,000,455
                                                                    ---------------
EXPENSES
Investment advisory fee                                                   3,539,393
Distribution fee (Class A shares)                                            36,056
Distribution fee (Class B shares)                                         2,333,203
Distribution fee (Class C shares)                                           205,464
Transfer agent fees and expenses                                            211,880
Administration fee                                                           84,598
Professional fees                                                            76,981
Shareholder reports and notices                                              65,359
Custodian fees                                                               29,054
Trustees' fees and expenses                                                  16,616
Other                                                                        56,090
                                                                    ---------------
    TOTAL EXPENSES                                                        6,654,694
Less: expense offset                                                        (28,258)
Less: distribution fee rebate
 (Class B shares)                                                        (1,379,167)
                                                                    ---------------
    NET EXPENSES                                                          5,247,269
                                                                    ---------------
    NET INVESTMENT INCOME                                                28,753,186
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                         5,439,032
Net change in unrealized appreciation                                    (7,399,441)
                                                                    ---------------
    NET LOSS                                                             (1,960,409)
                                                                    ---------------
NET INCREASE                                                        $    26,792,777
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR           FOR THE YEAR
                                                                                       ENDED                  ENDED
                                                                                 DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                                 -----------------       -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                              $   28,753,186         $   32,313,322
Net realized gain                                                                       5,439,032              4,612,431
Net change in unrealized appreciation                                                  (7,399,441)            (6,374,894)
                                                                                   --------------         --------------

    Net Increase                                                                       26,792,777             30,550,859
                                                                                   --------------         --------------

Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares                                                                         (760,362)              (732,776)
  Class B shares                                                                      (24,171,667)           (27,255,860)
  Class C shares                                                                       (1,021,650)            (1,010,881)
  Class D shares                                                                       (2,765,747)            (3,233,583)

Net realized gain
  Class A shares                                                                         (163,452)              (118,724)
  Class B shares                                                                       (4,452,125)            (4,075,235)
  Class C shares                                                                         (232,466)              (179,557)
  Class D shares                                                                         (495,229)              (450,944)
                                                                                   --------------         --------------

    Total Dividends and Distributions                                                 (34,062,698)           (37,057,560)
                                                                                   --------------         --------------

Net decrease from transactions in shares of beneficial interest                       (71,320,691)           (87,733,702)
                                                                                   --------------         --------------
    Net Decrease                                                                      (78,590,612)           (94,240,403)

Net Assets:
Beginning of period                                                                   709,737,945            803,978,348
                                                                                   --------------         --------------

End of Period
(Including accumulated undistributed net investment income of $429,306
and $445,193, respectively)                                                        $  631,147,333         $  709,737,945
                                                                                   ==============         ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of daily net assets not exceeding $500 million; 0.445% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.42% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.395% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.37% to the portion of daily net assets in excess of $1.25 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; and 0.475% to the portion of daily net assets in excess of $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no expenses as of December 31, 2004.

For the period January 1, 2004 through April 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $1,379,167. For the year ended December 31, 2004, the net distribution fee was accrued for Class B shares at the annual rate of 0.17%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $346,524, and $2,261, respectively and received $98,365 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2004 aggregated $61,333,270 and $156,670,595, respectively. Included in the aforementioned transactions are purchases of $152,720 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $13,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,414. At December 31, 2004, the Fund had an accrued pension liability of $61,911 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE YEAR                              FOR THE YEAR
                                                                    ENDED                                      ENDED
                                                              DECEMBER 31, 2004                          DECEMBER 31, 2003
                                                     ------------------------------------         ---------------------------------
                                                        SHARES                 AMOUNT                SHARES              AMOUNT
                                                     -------------         --------------         -------------      --------------
CLASS A SHARES
Sold                                                       559,337         $    7,038,418               798,027      $   10,035,431
Reinvestment of dividends and distributions                 28,186                350,747                24,442             307,515
Redeemed                                                  (431,256)            (5,340,734)           (1,076,242)        (13,544,718)
                                                     -------------         --------------         -------------      --------------
Net increase (decrease) -- Class A                         156,267              2,048,431              (253,773)         (3,201,772)
                                                     -------------         --------------         -------------      --------------
CLASS B SHARES
Sold                                                     1,325,952             16,676,138             2,241,508          28,434,334
Reinvestment of dividends and distributions              1,188,509             14,881,743             1,276,233          16,142,176
Redeemed                                                (7,931,795)           (99,245,593)           (9,610,206)       (121,340,302)
                                                     -------------         --------------         -------------      --------------
Net decrease -- Class B                                 (5,417,334)           (67,687,712)           (6,092,465)        (76,763,792)
                                                     -------------         --------------         -------------      --------------
CLASS C SHARES
Sold                                                       382,653              4,832,637               871,904          11,075,117
Reinvestment of dividends and distributions                 65,456                819,425                59,793             756,188
Redeemed                                                  (340,847)            (4,273,996)             (868,360)        (10,970,699)
                                                     -------------         --------------         -------------      --------------
Net increase -- Class C                                    107,262              1,378,066                63,337             860,606
                                                     -------------         --------------         -------------      --------------
CLASS D SHARES
Sold                                                       274,779              3,446,290               885,580          11,217,139
Reinvestment of dividends and distributions                139,106              1,737,213               151,366           1,909,249
Redeemed                                                  (982,554)           (12,242,979)           (1,718,245)        (21,755,132)
                                                     -------------         --------------         -------------      --------------
Net decrease -- Class D                                   (568,669)            (7,059,476)             (681,299)         (8,628,744)
                                                     -------------         --------------         -------------      --------------
Net decrease in Fund                                    (5,722,474)        $  (71,320,691)           (6,964,200)     $  (87,733,702)
                                                     =============         ==============         =============      ==============

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                     FOR THE YEAR        FOR THE YEAR
                                                         ENDED              ENDED
                                                   DECEMBER 31, 2004   DECEMBER 31, 2003
                                                   -----------------   -----------------
Tax-exempt income                                   $  28,687,522        $  32,233,100
Ordinary income                                            31,904                   --
Long-term capital gains                                 5,343,272            4,824,460
                                                    -------------        -------------
Total distributions                                 $  34,062,698        $  37,057,560
                                                    =============        =============

As of December 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income                $      88,038
Undistributed long-term gains                             --
                                               -------------
Net accumulated earnings                              88,038
Post-October losses                                  (15,818)
Temporary differences                                (62,586)
Net unrealized appreciation                       45,249,444
                                               -------------
Total accumulated earnings                     $  45,259,078
                                               =============

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and distributions in excess of net realized gain was credited $49,647.

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                           $    12.58    $    12.68    $    12.34    $    12.49    $    11.67
                                                               ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                              0.54          0.55          0.57          0.57          0.58
  Net realized and unrealized gain (loss)                           (0.02)        (0.01)         0.44         (0.10)         0.82
                                                               ----------    ----------    ----------    ----------    ----------
Total income from investment
 operations                                                          0.52          0.54          1.01          0.47          1.40
                                                               ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                                             (0.53)        (0.55)        (0.57)        (0.58)        (0.58)
  Net realized gain                                                 (0.11)        (0.09)        (0.10)        (0.04)           --
                                                               ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                                   (0.64)        (0.64)        (0.67)        (0.62)        (0.58)
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                 $    12.46    $    12.58    $    12.68    $    12.34    $    12.49
                                                               ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                                        4.26%         4.31%         8.37%         3.90%        12.17%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                                     0.81%         0.78%         0.80%         0.80%         0.83%
Net investment income                                                4.29%         4.34%         4.53%         4.62%         4.80%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                        $   19,203    $   17,422    $   20,775    $   17,147    $   12,336
Portfolio turnover rate                                                10%           11%           12%           13%            4%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                           $    12.65    $    12.75    $    12.42    $    12.57    $    11.73
                                                               ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                              0.54          0.55          0.56          0.55          0.57
  Net realized and unrealized gain
   (loss)                                                           (0.02)        (0.02)         0.42         (0.11)         0.84
                                                               ----------    ----------    ----------    ----------    ----------
Total income from investment
  operations                                                         0.52          0.53          0.98          0.44          1.41
                                                               ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                                             (0.54)        (0.54)        (0.55)        (0.55)        (0.57)
  Net realized gain                                                 (0.11)        (0.09)        (0.10)        (0.04)           --
                                                               ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                                   (0.65)        (0.63)        (0.65)        (0.59)        (0.57)
                                                               ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                                 $    12.52    $    12.65    $    12.75    $    12.42    $    12.57
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                                        4.22%         4.27%         8.13%         3.56%        12.29%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses (before expense offset)                                     0.78%         0.83%         0.93%         1.04%         0.93%
Net investment income                                                4.32%         4.29%         4.40%         4.38%         4.70%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                        $  526,026    $  599,737    $  682,046    $  696,481    $  732,668
Portfolio turnover rate                                                10%           11%           12%           13%            4%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED BY THE DISTRIBUTOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                 EXPENSE  NET INVESTMENT
                PERIOD ENDED      RATIO    INCOME RATIO
              -----------------  -------  --------------
              DECEMBER 31, 2004   1.03%        4.07%
              DECEMBER 31, 2003   1.35%        3.77%
              DECEMBER 31, 2002   1.35%        3.98%
              DECEMBER 31, 2001   1.34%        4.06%
              DECEMBER 31, 2000   1.34%        4.29%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                           $    12.65    $    12.74    $    12.42    $    12.57    $    11.73
                                                               ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                              0.47          0.48          0.50          0.51          0.52
  Net realized and unrealized gain (loss)                           (0.02)           --          0.42         (0.11)         0.84
                                                               ----------    ----------    ----------    ----------    ----------
Total income from investment
 operations                                                          0.45          0.48          0.92          0.40          1.36
                                                               ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                                             (0.47)        (0.48)        (0.50)        (0.51)        (0.52)
  Net realized gain                                                 (0.11)        (0.09)        (0.10)        (0.04)           --
                                                               ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                                   (0.58)        (0.57)        (0.60)        (0.55)        (0.52)
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                 $    12.52    $    12.65    $    12.74    $    12.42    $    12.57
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                                        3.61%         3.80%         7.59%         3.33%        11.74%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                                     1.36%         1.35%         1.35%         1.34%         1.34%
Net investment income                                                3.74%         3.77%         3.98%         4.09%         4.29%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                        $   27,519    $   26,435    $   25,825    $   16,745    $   14,534
Portfolio turnover rate                                                10%           11%           12%           13%            4%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                           $    12.61    $    12.71    $    12.39    $    12.53    $    11.71
                                                               ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                              0.56          0.57          0.60          0.60          0.61
  Net realized and unrealized gain (loss)                           (0.01)        (0.01)         0.41         (0.10)         0.82
                                                               ----------    ----------    ----------    ----------    ----------
Total income from investment
 operations                                                          0.55          0.56          1.01          0.50          1.43
                                                               ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                                             (0.56)        (0.57)        (0.59)        (0.60)        (0.61)
  Net realized gain                                                 (0.11)        (0.09)        (0.10)        (0.04)           --
                                                               ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                                   (0.67)        (0.66)        (0.69)        (0.64)        (0.61)
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                 $    12.49    $    12.61    $    12.71    $    12.39    $    12.53
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                                        4.48%         4.50%         8.41%         4.12%        12.50%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                                     0.61%         0.60%         0.60%         0.59%         0.59%
Net investment income                                                4.49%         4.52%         4.73%         4.84%         5.04%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                        $   58,399    $   66,143    $   75,332    $   83,638    $   95,132
Portfolio turnover rate                                                10%           11%           12%           13%            4%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Income Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 14, 2005

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                      POSITION(S)  OFFICE AND                                  COMPLEX
    NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEE             REGISTRAT   TIME SERVED*   DURING PAST 5 YEARS**       BY TRUSTEE***         BY TRUSTEE
-----------------------------------   -----------  ------------  --------------------------  -------------  ------------------------
Michael Bozic (63)                    Trustee      Since         Private Investor;           208            None.
c/o Kramer Levin Naftalis &                        April 1994    Director or Trustee of
  Frankel LLP                                                    the Retail Funds (since
Counsel to the Independent Trustees                              April 1994) and the
919 Third Avenue New                                             Institutional Funds
York, NY 10022-3902                                              (since July 2003);
                                                                 formerly Vice Chairman
                                                                 of Kmart Corporation
                                                                 (December 1998-October
                                                                 2000), Chairman and
                                                                 Chief Executive Officer
                                                                 of Levitz Furniture
                                                                 Corporation (November
                                                                 1995-November 1998)
                                                                 and President and Chief
                                                                 Executive Officer of
                                                                 Hills Department Stores
                                                                 (May 1991-July 1995);
                                                                 formerly variously
                                                                 Chairman, Chief
                                                                 Executive Officer,
                                                                 President and Chief
                                                                 Operating Officer
                                                                 (1987-1991) of the
                                                                 Sears Merchandise Group
                                                                 of Sears, Roebuck & Co.

Edwin J. Garn (72)                    Trustee      Since         Consultant; Managing        208            Director of Franklin
1031 N. Chartwell Court                            January 1993  Director of Summit                         Covey (time management
Salt Lake City, UT 84103                                         Ventures LLC; Director                     systems), BMW Bank of
                                                                 or Trustee of the                          North America, Inc.
                                                                 Retail Funds (since                        (industrial loan
                                                                 January 1993) and the                      corporation), United
                                                                 Institutional Funds                        Space Alliance (joint
                                                                 (since July 2003);                         venture between Lockheed
                                                                 member of the Utah                         Martin and the Boeing
                                                                 Regional Advisory Board                    Company) and Nuskin Asia
                                                                 of Pacific Corp.;                          Pacific (multilevel
                                                                 formerly Managing                          marketing); member of
                                                                 Director of Summit                         the board of various
                                                                 Ventures LLC                               civic and charitable
                                                                 (2000-2004); United                        organizations.
                                                                 States Senator (R-Utah)
                                                                 (1974-1992) and
                                                                 Chairman, Senate
                                                                 Banking Committee
                                                                 (1980-1986), Mayor of
                                                                 Salt Lake City, Utah
                                                                 (1971-1974), Astronaut,
                                                                 Space Shuttle Discovery
                                                                 (April 12-19, 1985),
                                                                 and Vice Chairman,
                                                                 Huntsman Corporation
                                                                 (chemical company).

Wayne E. Hedien (70)                  Trustee      Since         Retired; Director or        208            Director of The PMI
c/o Kramer Levin Naftalis                          September     Trustee of the Retail                      Group Inc. (private
  & Frankel LLP                                    1997          Funds (since September                     mortgage insurance);
Counsel to the Independent Trustees                              1997) and the                              Trustee and Vice
919 Third Avenue                                                 Institutional Funds                        Chairman of The Field
New York, NY 10022-3902                                          (since July 2003);                         Museum of Natural
                                                                 formerly associated                        History; director of
                                                                 with the Allstate                          various other business
                                                                 Companies (1966-1994),                     and charitable
                                                                 most recently as                           organizations.
                                                                 Chairman of The
                                                                 Allstate Corporation
                                                                 (March 1993-December
                                                                 1994) and Chairman and
                                                                 Chief Executive Officer
                                                                 of its wholly-owned
                                                                 subsidiary, Allstate
                                                                 Insurance Company (July
                                                                 1989-December 1994).

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                      POSITION(S)  OFFICE AND                                  COMPLEX
    NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEE             REGISTRAT   TIME SERVED*     DURING PAST 5 YEARS**      BY TRUSTEE***          BY TRUSTEE
-----------------------------------   -----------  ------------  --------------------------  -------------  ------------------------
Dr. Manuel H. Johnson (55)
c/o Johnson Smick International, Inc. Trustee      Since         Senior Partner, Johnson     208            Director of NVR, Inc.
2099 Pennsylvania Avenue, N.W.                     July 1991     Smick International,                       (home construction);
Suite 950                                                        Inc., a consulting                         Director of KFX Energy;
Washington, D.C. 20006                                           firm; Chairman of the                      Director of RBS
                                                                 Audit Committee and                        Greenwich Capital
                                                                 Director or Trustee of                     Holdings (financial
                                                                 the Retail Funds (since                    holding company).
                                                                 July 1991) and the
                                                                 Institutional Funds
                                                                 (since July 2003);
                                                                 Co-Chairman and a
                                                                 founder of the Group of
                                                                 Seven Council (G7C), an
                                                                 international economic
                                                                 commission; formerly
                                                                 Vice Chairman of the
                                                                 Board of Governors of
                                                                 the Federal Reserve
                                                                 System and Assistant
                                                                 Secretary of the U.S.
                                                                 Treasury.

Joseph J. Kearns (62)                 Trustee      Since         President, Kearns &         209            Director of Electro Rent
c/o Kearns & Associates LLC                        July 2003     Associates LLC                             Corporation (equipment
PMB754                                                           (investment                                leasing), The Ford
23852 Pacific Coast Highway                                      consulting); Deputy                        Family Foundation, and
Malibu, CA 90265                                                 Chairman of the Audit                      the UCLA Foundation.
                                                                 Committee and Director
                                                                 or Trustee of the
                                                                 Retail Funds (since
                                                                 July 2003) and the
                                                                 Institutional Funds
                                                                 (since August 1994);
                                                                 previously Chairman of
                                                                 the Audit Committee of
                                                                 the Institutional
                                                                 Funds (October 2001-
                                                                 July 2003); formerly
                                                                 CFO of the J. Paul
                                                                 Getty Trust.

Michael E. Nugent (68)                Trustee      Since         General Partner of          208            Director of various
c/o Triumph Capital, L.P.                          July 1991     Triumph Capital, L.P.,                     business organizations.
445 Park Avenue                                                  a private investment
New York, NY 10022                                               partnership; Chairman
                                                                 of the Insurance
                                                                 Committee and Director
                                                                 or Trustee of the
                                                                 Retail Funds (since
                                                                 July 1991) and the
                                                                 Institutional Funds
                                                                 (since July 2001);
                                                                 formerly Vice
                                                                 President, Bankers
                                                                 Trust Company and BT
                                                                 Capital Corporation
                                                                 (1984-1988).

Fergus Reid (72)                      Trustee      Since         Chairman of Lumelite        209            Trustee and Director of
c/o Lumelite Plastics Corporation                  July 2003     Plastics Corporation;                      certain investment
85 Charles Colman Blvd.                                          Chairman of the                            companies in the
Pawling, NY 12564                                                Governance Committee                       JPMorgan Funds complex
                                                                 and Director or                            managed by J.P. Morgan
                                                                 Trustee of the Retail                      Investment Management
                                                                 Funds (since July                          Inc.
                                                                 2003) and the
                                                                 Institutional Funds
                                                                 (since June 1992).

INTERESTED TRUSTEES:

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                      POSITION(S)  OFFICE AND                                  COMPLEX
    NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEE              REGISTRAT   TIME SERVED*    DURING PAST 5 YEARS**      BY TRUSTEE***       BY TRUSTEE
-----------------------------------   -----------  ------------  --------------------------  -------------  ------------------------
Charles A. Fiumefreddo (71)           Chairman of  Since         Chairman and Director       208            None.
c/o Morgan Stanley Trust              the Board    July 1991     or Trustee of the
Harborside Financial Center,          and Trustee                Retail Funds (since
Plaza Two,                                                       July 1991) and the
Jersey City, NJ 07311                                            Institutional Funds
                                                                 (since July 2003);
                                                                 formerly Chief
                                                                 Executive Officer of
                                                                 the Retail Funds
                                                                 (until September
                                                                 2002).

James F. Higgins (56)                 Trustee      Since         Director or Trustee of      208            Director of AXA
c/o Morgan Stanley Trust                           June 2000     the Retail Funds                           Financial, Inc. and The
Harborside Financial Center,                                     (since June 2000) and                      Equitable Life Assurance
Plaza Two,                                                       the Institutional                          Society of the United
Jersey City, NJ 07311                                            Funds (since July                          States (financial
                                                                 2003); Senior Advisor                      services).
                                                                 of Morgan Stanley
                                                                 (since August 2000);
                                                                 Director of the
                                                                 Distributor and Dean
                                                                 Witter Realty Inc.;
                                                                 previously President
                                                                 and Chief Operating
                                                                 Officer of the Private
                                                                 Client Group of Morgan
                                                                 Stanley (May 1999-
                                                                 August 2000), and
                                                                 President and Chief
                                                                 Operating Officer of
                                                                 Individual Securities
                                                                 of Morgan Stanley
                                                                 (February 1997-May 1999).

----------

  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP
     (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.)

OFFICERS:

                                                       TERM OF
                                    POSITION(S)       OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH        LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT        TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------   ----------------   ------------------   -----------------------------------------------------------
Mitchell M. Merin (51)           President          Since May 1999       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                              Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                       Executive Officer of the Investment Adviser and the
                                                                         Administrator; Chairman and Director of the Distributor;
                                                                         Chairman and Director of the Transfer Agent; Director of
                                                                         various Morgan Stanley subsidiaries; President of the
                                                                         Institutional Funds (since July 2003) and President of the
                                                                         Retail Funds; Trustee (since July 2003) and President
                                                                         (since December 2002) of the Van Kampen Closed-End Funds;
                                                                         Trustee and President (since October 2002) of the Van
                                                                         Kampen Open-End Funds.

Ronald E. Robison (65)           Executive Vice     Since                Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas      President and      April 2003           (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020               Principal                               Incorporated, Morgan Stanley Investment Management Inc. and
                                 Executive                               Morgan Stanley; Managing Director, Chief Administrative
                                 Officer                                 Officer and Director of the Investment Adviser and the
                                                                         Administrator; Director of the Transfer Agent; Managing
                                                                         Director and Director of the Distributor; Executive Vice
                                                                         President and Principal Executive Officer of the
                                                                         Institutional Funds (since July 2003) and the Retail Funds
                                                                         (since April 2003); Director of Morgan Stanley SICAV (since
                                                                         May 2004); previously President and Director of the Retail
                                                                         Funds (March 2001-July 2003) and Chief Global Operations
                                                                         Officer and Managing Director of Morgan Stanley Investment
                                                                         Management Inc.

Joseph J. McAlinden (61)         Vice President     Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                              Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                       Inc., Director of the Transfer Agent, Chief Investment
                                                                         Officer of the Van Kampen Funds; Vice President of the
                                                                         Institutional Funds (since July 2003) and the Retail Funds
                                                                         (since July 1995).

Barry Fink (49)                  Vice President     Since                General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                         February 1997        (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                       Management; Managing Director (since December 2000),
                                                                         Secretary (since February 1997) and Director of the
                                                                         Investment Adviser and the Administrator; Vice President of
                                                                         the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                         Vice President of the Institutional Funds (since July
                                                                         2003); Managing Director, Secretary and Director of the
                                                                         Distributor; previously Secretary (February 1997-July 2003)
                                                                         and General Counsel (February 1997-April 2004) of the
                                                                         Retail Funds; Vice President and Assistant General Counsel
                                                                         of the Investment Adviser and the Administrator (February
                                                                         1997-December 2001).

Amy R. Doberman (42)             Vice President     Since July 2004      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                              Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                       Management Inc. and the Investment Adviser, Vice President
                                                                         of the Institutional and Retail Funds (since July 2004);
                                                                         Vice President of the Van Kampen Funds (since August 2004);
                                                                         previously, Managing Director and General Counsel -
                                                                         Americas, UBS Global Asset Management (July 2000 - July
                                                                         2004) and General Counsel, Aeltus Investment Management,
                                                                         Inc. (January 1997 - July 2000).

Carsten Otto (41)                Chief              Since October        Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas      Compliance         2004                 Morgan Stanley Investment Management (since October 2004);
New York, NY 10020               Officer                                 Executive Director of the Investment Adviser and Morgan
                                                                         Stanley Investment Management Inc.; formerly Assistant
                                                                         Secretary and Assistant General Counsel of the Morgan
                                                                         Stanley Retail Funds.

                                                       TERM OF
                                    POSITION(S)       OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH        LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT        TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------   ----------------   ------------------   -----------------------------------------------------------
Stefanie V. Chang (38)           Vice President     Since July 2003      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                              Morgan Stanley Investment Management Inc., and the
New York, NY 10020                                                       Investment Adviser; Vice President of the Institutional
                                                                         Funds and the Retail Funds (since July 2003); formerly
                                                                         practiced law with the New York law firm of Rogers & Wells
                                                                         (now Clifford Chance US LLP).

Francis J. Smith (39)            Treasurer and      Treasurer since      Executive Director of the Investment Adviser and Morgan
c/o Morgan Stanley Trust         Chief Financial    July 2003 and        Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,     Officer            Chief Financial      President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                          Officer since        and Vice President of the Investment Adviser and the
Jersey City, NJ 07311                               September 2002       Administrator (August 2000-November 2001) and Senior
                                                                         Manager at PricewaterhouseCoopers LLP (January 1998- August
                                                                         2000).

Thomas F. Caloia (58)            Vice President     Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                 Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                             the Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                               (April 1989-July 2003); formerly First Vice President of
Jersey City, NJ 07311                                                    the Investment Adviser, the Distributor and the
                                                                         Administrator.

Mary E. Mullin (37)              Secretary          Since July 2003      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                              Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                       Investment Adviser; Secretary of the Institutional Funds
                                                                         and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

   During the year ended December 31, 2004, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                         CLASS A    CLASS B   CLASS C    CLASS D
                                         ---------------------------------------
      Tax-Exempt Income                  $ 0.53     $ 0.54    $ 0.47      $ 0.56
      Long-Term Capital Gains            $ 0.11     $ 0.11    $ 0.11      $ 0.11

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY FUNDS LOGO]

37900RPT-RA05-00093P-Y12/04


                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                             CALIFORNIA TAX-FREE
                                                                     INCOME FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

[MORGAN STANLEY LOGO]

Item 2.   Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)       No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)       Not applicable.

(e)       Not applicable.

(f)

          (1)       The Fund's Code of Ethics is attached hereto as Exhibit A.

          (2)       Not applicable.

          (3)       Not applicable.

Item 3.   Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.   Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2004

                                                        REGISTRANT         COVERED ENTITIES(1)
          AUDIT FEES                                    $     29,002                N/A

          NON-AUDIT FEES
             AUDIT-RELATED FEES                         $        452(2)    $  3,746,495(2)
             TAX FEES                                   $      5,335(3)    $     79,800(4)
             ALL OTHER FEES                             $          -       $          -
          TOTAL NON-AUDIT FEES                          $      5,787       $  3,826,295

          TOTAL                                         $     34,789       $  3,826,295

          2003

                                                        REGISTRANT         COVERED ENTITIES(1)
          AUDIT FEES                                    $     27,930                N/A

          NON-AUDIT FEES
             AUDIT-RELATED FEES                         $        684(2)    $  2,847,161(2)
             TAX FEES                                   $      4,884(3)    $    736,810(4)
             ALL OTHER FEES                             $          -       $          -(5)
          TOTAL NON-AUDIT FEES                          $      5,568       $  3,583,971

          TOTAL                                         $     33,498       $  3,583,971

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

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          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.   Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.   Schedule of Investments

Refer to Item 1.

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Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End
          Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8.   Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9.   Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11   Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                 SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005